Trading revenues (Tables)	6 Months Ended
Jun. 30, 2015
Trading revenues
in	2Q15	1Q15	2Q14	6M15	6M14
Trading revenues (CHF million)
Interest rate products	1,569	2,594	2,969	4,163	4,219
Foreign exchange products	340	(853)	(1,337)	(513)	(2,351)
Equity/index-related products	(1,126)	(159)	(680)	(1,285)	(504)
Credit products	(111)	(349)	(850)	(460)	(810)
Commodity, emission and energy products	28	(10)	(17)	18	46
Other products	(202)	167	112	(35)	235
Trading revenues	498	1,390	197	1,888	835
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.